Mineral Claims (Details Narrative) (CAD)	Apr. 30, 2012	Oct. 06, 2011	Jul. 15, 2011	May 16, 2011	Apr. 30, 2011	Mar. 29, 2011	Nov. 04, 2010	Oct. 30, 2010	Oct. 06, 2010 ha
Hotstone Property
Percent interest Hotstone									50.00%
Number of Claims in Unit									5
Area of land, hectares									120
Distance in KM, Southeast of Chapleau, Ontario									50
Distance in KM, west, southwest of Timmins, Ontario									130
Cash payment						100,000
Shares of common stock						1,000,000
Property expenditure						1,500,000
Acquisition cost					263,232
Impairment charges					263,232
Santa Rita Property
Percent interest Santa Rita								50.00%
Cash payments required, amended agreement
Total cash payments				500,000
Initial cash payment				50,000
Second cash payment				100,000
Third cash payment				175,000
Final Cash Payment				175,000
Shares required to be issued, amended agreement
Total Share Consideration				5,000,000
Shares issued on execution of Agreement				1,000,000
Second Share issuance, unissued				2,000,000
Final Share Issuance, unissued				2,000,000
Required exploration expenditures
Expenditures by September 2012				1,500,000
Expenditures by April 2013				1,500,000
Percent working interest earned, first expenditure				25.00%
Percent working interest earned, second expenditure				25.00%
Total required property expenditures				3,000,000
Convertible notes, value assigned			1,000,000
Number of original noteholders			4				4
Percent interest assigned			90.00%
Cash payment on assignment			50,000
Shares acquired under assignment			75,659,000
Amended Agreement, Royal Sovereign
Expenditures required by Royal Sovereign, exploration and production financing		5,000,000
Interest to be earned by Royal Sovereign		50.00%
Total Cash payments to be made by Royal Sovereign		2,400,000
Payment to Flueck		175,000
Payment for property expenditures		725,000
Payment to trust for future property expenditures		1,325,000
Second payment to Flueck		175,000
Tons per day, processsing plant		350
Interset by which Flueck agreed to dilute ownership		25.00%
Percent upon funding owned by Royal Sovereign		50.00%
Percent Flueck		25.00%
Percent LItoral		20.00%
Percent Coastal		50.00%
Percent ownership Litoral by Coastal and stockholders	38.00%	38.00%
Funding requirements for Coastal and Litoral to earn in
Percent interest available for Earn In by Coastal and Litoral		25.00%
Expenditures, total required to earn in		1,500,000
Total payments vendor, amended option agreement		500,000
Payments previously remitted towards total funding requirement		150,000
Payment due by November 2011, unpaid		175,000
Payment due by November 2012, unpaid		175,000
Shares to be issued under agreement, unissued at April 30		2,000,000
Acquisition costs, Santa Rita					670,098
Impairment Charges, Santa Rita					670,098
Option payments current fiscal year	150,000
Expenditures made, total, Santa Rita	501,980
Expenditure made by Coastal	433,616